Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,	As of June 30,
	2025	2026
		(unaudited)
Miners	$112,543	$112,543
Less: accumulated depreciation	(9,201)	(19,720)
Less: impairment	(12,416)	(61,643)
Total property and equipment, net	$90,926	$31,180